COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Cost of Sales

		2022		2021		2020
Inventories at the beginning of the year		22,949,172		22,486,769		25,376,676
Finished products	1,159,332		1,384,984		1,807,628
Products in progress	3,906,471		2,646,104		5,644,292
Raw materials, materials, fuel, and spare parts	17,883,369		18,455,681		17,924,756
Purchases and production expenses for the year		109,774,879		98,607,235		82,454,614
Inventories at the end of the year		(26,784,104)		(22,949,172)		(22,486,769)
Finished products	(1,681,397)		(1,159,332)		(1,384,984)
Products in progress	(4,806,159)		(3,906,471)		(2,646,104)
Raw materials, materials, fuel, and spare parts	(20,296,548)		(17,883,369)		(18,455,681)
Cost of sales		105,939,947		98,144,832		85,344,521

Schedule of Breakdown of Production Costs
The breakdown of production costs is as follows:

	2022	2021	2020
Fees and compensation for services	1,998,902	1,966,075	1,824,080
Salaries, wages, and social security contributions	15,785,849	15,468,760	14,979,917
Transport and traveling expenses	777,077	699,938	566,309
Data processing	59,131	38,690	38,322
Taxes, duties, contributions, and commissions	1,935,708	1,996,908	1,712,573
Depreciation and amortization	13,023,951	11,610,335	10,641,384
Preservation and maintenance costs	9,027,201	9,107,187	7,954,719
Communications	97,219	94,137	105,007
Leases	171,407	108,397	84,704
Employee benefits	471,965	426,772	328,928
Water, natural gas, and energy services	23,003	20,023	25,126
Freight and tolls	11,303,899	10,144,037	7,817,156
Fuels	16,802,813	13,435,158	9,441,454
Insurance	353,035	304,997	282,154
Packaging	3,676,599	4,026,764	4,159,945
Electric power	9,269,520	9,592,575	7,954,730
Contractors	7,314,023	7,308,550	5,591,266
Canon (concession fee)	74,556	76,995	112,629
Security	480,215	493,699	566,589
Others	1,433,130	1,335,445	1,147,005
Total	94,079,203	88,255,442	75,333,997